Income taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income before income taxes

Income before income taxes	U.S.	Non-U.S.	Total
2011	$1,791	$1,164	$2,955
2010	3,769	782	4,551
2009	1,375	642	2,017

Provision (benefit) for income taxes

Provision (benefit) for income taxes	U.S. Federal	Non-U.S.	U.S. State	Total
2011:
Current	$692	$138	$8	$838
Deferred	(154)	24	11	(119)
Total	$538	$162	$19	$719

2010:
Current	$1,401	$92	$18	$1,511
Deferred	(188)	(2)	2	(188)
Total	$1,213	$90	$20	$1,323

2009:
Current	$318	$79	$4	$401
Deferred	124	23	(1)	146
Total	$442	$102	$3	$547

Principal reconciling items from income tax computed at statutory federal rate
Principal reconciling items from income tax computed at the statutory federal rate follow:

	2011	2010	2009
Computed tax at statutory rate	$1,034	$1,593	$706
Non-U.S. effective tax rates	(245)	(184)	(123)
U.S. R&D tax credit	(58)	(54)	(28)
U.S. tax benefit for manufacturing	(31)	(63)	(21)
Other	19	31	13
Total provision for income taxes	$719	$1,323	$547

Primary components of deferred income tax assets and liabilities
The primary components of deferred income tax assets and liabilities were as follows:

	December 31,
	2011	2010
Deferred income tax assets:
Inventories and related reserves	$913	$525
Postretirement benefit costs recognized in AOCI	431	404
Deferred loss and tax credit carryforwards	400	220
Stock-based compensation	357	357
Accrued expenses	323	251
Other	217	208
	2,641	1,965
Less valuation allowance	(178)	(3)
	2,463	1,962
Deferred income tax liabilities:
Acquisition-related intangibles and fair-value adjustments	(1,096)	(21)
Accrued retirement costs (defined benefit and retiree health care)	(180)	(190)
Property, plant and equipment	(147)	(83)
International earnings	(92)	(26)
Other	(60)	(31)
	(1,575)	(351)
Net deferred income tax asset	$888	$1,611

Summary of income tax contingencies
The changes in the total amounts of uncertain tax positions are summarized as follows:

	2011	2010	2009
Balance, January 1	$103	$56	$148
Additions based on tax positions related to the current year	15	12	10
Additions from the acquisition of National	132	—	—
Additions for tax positions of prior years	3	50	6
Reductions for tax positions of prior years	(39)	(12)	(18)
Settlements with tax authorities	(4)	(3)	(90)
Balance, December 31	$210	$103	$56
Interest income (expense) recognized in the year ended December 31	$1	$(2)	$—
Accrued interest payable (receivable) as of December 31	$3	$(5)	$(9)